STOCK OPTION PLANS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Stock Option Plans Details
Outstanding, Beginning	14,750,000	14,750,000	14,750,000
Granted
Exercised
Expired
Outstanding, Ending	14,750,000	14,750,000	14,750,000
Exercisable	14,750,000	14,750,000	14,750,000
Weighted-Average Exercise Price	$ 0.16	$ 0.16	$ 0.16
Granted
Exercised
Expired
Weighted-Average Exercise Price	0.16	0.16	0.16
Exercisable	$ 0.16	$ 0.16	$ 0.16